Annual Fund Operating Expenses - FEDFUND - Mischler Financial Group Shares	Dec. 15, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	none
Component2 Other Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.19%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.17%	[2]

[1]	Miscellaneous/Other Expenses based on estimated amounts.
[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 16, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through February 28, 2022. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.